COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 359	$ 384
Short-term lease cost	53	11
Variable lease cost	15	29
Total operating lease cost	$ 427	$ 424